Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregated detail of revenue
The following table provides disaggregated detail of the Company's revenue by major source for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
ASC 606 membership and service revenue	$1,567,003	$2,418,259	$2,700,539
ASC 842 rental and service revenue	900,780	715,019	358,154
Total membership and service revenue	2,467,783	3,133,278	3,058,693
Other revenue	102,344	282,587	399,899
Total revenue	$2,570,127	$3,415,865	$3,458,592

Contract assets and deferred revenue
The following table provides information about contract assets and deferred revenue from contracts with customers recognized in accordance with ASC 606:

	December 31,
(Amounts in thousands)	2021	2020
Contract assets (included in accounts receivable and accrued revenue, net)	$27,783	$36,284
Contract assets (included in other current assets)	$10,319	$13,111
Contract assets (included in other assets)	$14,458	$22,300
Deferred revenue	$(41,520)	$(74,645)

Prepaid member referral fees and deferred sales incentive compensation were included in the following financial statement line items on the accompanying consolidated balance sheets:

	December 31,
(Amounts in thousands)	2021	2020
Other current assets	$51,629	$31,617
Other assets	$22,837	$17,970

The amortization of these costs is included as a component of selling, general and administrative expenses in the accompanying consolidated statements of operations.

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Amortization of capitalized costs to obtain a contract with a customer	$67,233	$94,032	$129,744

Allowance for credit loss
The following table provides a summary of changes of the allowance for credit loss for the years ended December 31, 2021 and 2020:

	December 31,
(Amounts in thousands)	2021	2020
Balance at beginning of period	$107,806	$16,658
Provision charged to expense	15,147	67,482
Write-offs	(43,204)	(26,443)
Changes for member collectability uncertainty(1)	(16,134)	53,072
ChinaCo Deconsolidation (Note 7)	—	(1,363)
Effect of foreign currency exchange rate changes	(1,101)	(1,600)
Balance at end of period	$62,514	$107,806

(1)The Company is continuing to actively monitor its accounts receivable balances in response to COVID-19 and also ceased recording revenue on certain existing contracts where collectability is not probable. The Company determined collectability was not probable and did not recognize revenue totaling approximately $36.9 million on such contracts since the beginning of the COVID-19 pandemic.
Future minimum lease cash flows
Approximate future minimum lease cash flows to be received over the next five years and thereafter for non-cancelable membership agreements accounted for as leases in accordance with ASC 842 in effect at December 31, 2021 are as follows:

(Amounts in thousands)	ASC 842 Revenue
2022	$720,578
2023	457,149
2024	249,872
2025	119,425
2026	45,623
2027 and beyond	55,419
Total	$1,648,066